NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
NOTES PAYABLE
Schedule of Notes Payable

Bank acceptance notes:	December 31,
	2019	2018
Due September 5, 2020	$1,147,756	$—
Due August 30, 2020	3,443,266	—
Due July 15, 2020	1,434,695	—
Due July 12, 2020	1,434,695
Due March 14, 2020, subsequently repaid on due date	1,434,695	—
Due September 28, 2019, subsequently repaid on due date	—	726,903
Due September 28, 2019, subsequently repaid on due date	—	726,903
Due August 28, 2019, subsequently repaid on due date	—	2,326,088
Due August 28, 2019, subsequently repaid on due date	—	2,326,088
Due March 7, 2019, subsequently repaid on due date	—	828,669
Due March 6, 2019, subsequently repaid on due date	—	334,375
Due February 7,2019, subsequently repaid on due date	—	726,903
Due February 6,2019, subsequently repaid on due date	—	726,903
Total	$8,895,107	$8,722,832